Financial Instruments with Off-Balance Sheet Risk and Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance Sheet Risk and Concentrations of Credit Risk [Abstract]
Financial instruments with off-balance sheet risk and concentrations of credit risk
19.	Financial instruments with off-balance sheet risk and concentrations of credit risk

As a market maker of equities and options, the majority of the Company's securities transactions are conducted as principal or riskless principal with broker-dealers and institutional counterparties primarily located in the United States. The Company clears a portion of its securities transactions through third party clearing brokers. Foreign transactions are settled pursuant to global custody and clearing agreements with major U.S. banks. Substantially all of the Company's credit exposures are concentrated with its clearing brokers, broker-dealer and institutional counterparties. The Company's policy is to monitor the credit standing of counterparties with which it conducts business.

The Company self-clears substantially all of its U.S. equity securities transactions using an internally-developed platform. Self-clearing exposes the Company to operational risks, including business disruption, operational inefficiencies, liquidity, counterparty and financing risks and potentially increased expenses and lost revenue opportunities. While the clearing platform, operational processes, enhanced infrastructure, and current and future financing arrangements have been carefully designed, the Company may nevertheless encounter difficulties that may lead to operating inefficiencies, dissatisfaction amongst its client base, disruption in the infrastructure that supports the business, inadequate liquidity and/or financial loss.

In the normal course of its operations, the Company enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes the risk of loss is minimal.

Financial instruments sold, not yet purchased, at fair value represent obligations to purchase such securities (or underlying securities) at a future date. The Company may incur a loss if the market value of the securities subsequently increases.

The Company currently has no loans outstanding to any former or current executive officer or director.